Events after the Reporting Date	12 Months Ended
Dec. 31, 2017
Events after the Reporting Date [abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 23:	EVENTS AFTER THE REPORTING DATE

On February 1, 2018 the Company filed an amendment to its F-1 to register for resale (i) ordinary shares underlying warrants issued in the Company’s February 2017 private placement and (ii) ordinary shares issued and ordinary shares underlying warrants issued in the Company’s March 2017 private placement. The F-1 was declared effective on March 6, 2018.